Related-Party Disclosures - Compensation of Key Management Personnel and Directors of the Company (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party [Abstract]
Salaries and other short-term employment benefits	$ 12.4	$ 11.0
Directors’ fees	0.8	0.8
Share-based compensation	21.6	8.1
Total compensation	$ 34.8	$ 19.9